Stock-Based Compensation Plans Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment award, Non-Options, Valuation Assumptions [Table Text Block]

	2014	2013	2012
Expected term (in years)	6.5	6.5	6.5
Expected stock price volatility	28.3%	29.4%	29.0%
Risk-free interest rate	1.92%	1.26%	1.20%
Expected dividends	0%	0%	0%
Fair value (per SSAR)	$17.69	$12.19	$9.96

	2014	2013	2012
Expected term	2.5	3.5	4.5
Expected stock price volatility	27.6%	27.6%	30.5%
Risk-free interest rate	0.83%	0.82%	0.70%
Expected dividends	0%	0%	0%
Fair value (per right)	$15.80	$23.09	$14.15

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

	Cash-Settled Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at September 30, 2013	144,253	$38.06
Granted	101,850	50.15
Vested	(45,822)	37.19
Forfeited	(25,668)	37.77
Nonvested at September 30, 2014	174,613	45.38

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at September 30, 2013	298,667	$31.75
Granted	57,000	40.30
Vested	(127,165)	31.38
Forfeited	—	—
Nonvested at September 30, 2014	228,502	34.09

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at September 30, 2013	2,120,000	$31.62
Granted	900,000	40.30
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding at September 30, 2014	3,020,000	34.21	8.12	$3.5
Vested and expected to vest as of September 30, 2014	3,020,000	34.21	8.12	3.5
Exercisable at September 30, 2014	1,246,667	31.32	7.67	2.3

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	2014	2013	2012
Expected term	5.2	7.8	4.8
Expected stock price volatility	26.11%	28.32%	30.24%
Risk-free interest rate	1.48%	1.19%	0.77%
Expected dividends	0%	0%	0%
Fair value (per option)	$10.65	$11.54	$8.52

Stock Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]

	Stock-Settled Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at September 30, 2013	315,765	$23.84
Granted	30,000	54.06
Exercised	(78,909)	18.97
Forfeited	—	—
Expired	—	—
Outstanding at September 30, 2014	266,856	28.68	6.23	$2.0
Vested and expected to vest as of September 30, 2014	266,165	28.71	6.23	2.0
Exercisable at September 30, 2014	110,884	21.30	4.43	1.3

Cash Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]

	Cash-Settled Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at September 30, 2013	22,214	$18.10
Granted	—	—
Exercised	(1,586)	18.10
Forfeited	—	—
Expired	—	—
Outstanding at September 30, 2014	20,628	18.10	5.98	$0.3
Vested and expected to vest as of September 30, 2014	20,293	18.10	5.98	0.3
Exercisable at September 30, 2014	13,222	18.10	5.98	0.2